Stockholders' Equity (Components Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Unrealized	$ (117.5)	$ (134.1)
Income Taxes	(24.6)	0.2
Total accumulated other comprehensive loss, Net Unrealized	(142.1)	(133.9)	$ (73.6)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Unrealized	(29.8)	(75.4)
Income Taxes	(35.9)
Total accumulated other comprehensive loss, Net Unrealized	(65.7)	(75.4)	$ (49.4)
Changes In Benefit Plan Net Gain (Loss) And Prior Service (Cost) / Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Unrealized	(76.3)	(58.7)
Income Taxes	7.0	0.2
Total accumulated other comprehensive loss, Net Unrealized	(69.3)	$ (58.5)
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Unrealized	(11.4)
Income Taxes	4.3
Total accumulated other comprehensive loss, Net Unrealized	$ (7.1)